Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Components of Basic and Diluted Net Income

The components of basic and diluted net income attributable to KONAMI CORPORATION stockholders per common share are as follows:

	Millions of Yen
	2011	2012	2013
Net income available for KONAMI CORPORATION stockholders	¥12,934	¥23,012	¥13,174

	Shares
Weighted-average common shares outstanding	134,065,450	138,433,751	138,619,128

Common stock and common stock equivalents	134,065,450	138,433,751	138,619,128

	Yen
Net income attributable to KONAMI CORPORATION stockholders per common share:
Basic	¥96.48	¥166.23	¥95.04

Diluted	¥96.48	¥166.23	¥95.04